Short-term borrowings - Summary of Short-term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 77,000,000	$ 12,082,980	¥ 24,895,606
China CITIC Bank Maturity on September, 2021
Short-term Debt [Line Items]
Maturity (Months)	September, 2021
Short-term borrowings			14,900,000
China CITIC Bank Maturity on September, 2021 | Maximum [Member]
Short-term Debt [Line Items]
Annual Interest Rate	5.00%	5.00%
China CITIC Bank Maturity on September, 2021 | Minimum [Member]
Short-term Debt [Line Items]
Annual Interest Rate	4.98%	4.98%
China CITIC Bank Maturity on March,2022
Short-term Debt [Line Items]
Annual Interest Rate	4.70%	4.70%
Maturity (Months)	March,2022
Short-term borrowings	¥ 27,000,000
Bank of Ningbo Maturity on October 2021
Short-term Debt [Line Items]
Maturity (Months)	October, 2021
Short-term borrowings			¥ 9,995,606
Bank of Ningbo Maturity on October 2021 | Maximum [Member]
Short-term Debt [Line Items]
Annual Interest Rate	5.22%	5.22%
Bank of Ningbo Maturity on October 2021 | Minimum [Member]
Short-term Debt [Line Items]
Annual Interest Rate	4.80%	4.80%
Bank of Ningbo Maturity on December, 2022
Short-term Debt [Line Items]
Annual Interest Rate	4.80%	4.80%
Maturity (Months)	December, 2022
Short-term borrowings	¥ 50,000,000